Long-term Investments - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) LimitedPartnership	Dec. 31, 2024 USD ($) LimitedPartnership	Dec. 31, 2023 CNY (¥) LimitedPartnership	Dec. 31, 2022 CNY (¥)
Investments in equity method investees
Consideration in cash	¥ 513,397	$ 70,335	¥ 444,557	¥ 705,907
Equity investments with readily determinable fair values
Fair value (loss)/gain of equity investments with readily determinable fair values	1,200,000		535,300	(3,400,000)
Cash dividend income recorded	66,500		51,000	26,500
Investment income, net
Investments in equity method investees
Equity share of earnings/(losses)	(155,600)		473,900	1,300,000
Equity investments without readily determinable fair value
Gain related to the disposal of the Group's investments in equity securities without readily determinable fair value	¥ 22,200		22,300	1,800,000
Limited partnership invested to operate online game business
Investments in equity method investees
Aggregated cash consideration			¥ 2,000,000
Number of limited partnerships invested | LimitedPartnership	4	4	5
Consideration in cash	¥ 204,700
Alibaba Group Holding Limited
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values	1,100,000
Huatai Securities Company Limited
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values	568,000
Shenzhen Transsion Holding Limited
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values	473,800
Embracer Group AB (publ)
Equity investments with readily determinable fair values
Equity investments with readily determinable fair values	155,600
Certain of equity investments | Investment income, net
Equity investments without readily determinable fair value
Impairment provision related to certain of the equity investments without readily determinable fair value	¥ 1,000,000		¥ 274,200	¥ 85,200